Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Balances with related parties included in:
Accounts receivable-related parties	$ 1,794		$ 2,782
Accounts payable	2,796		6,507
Marketing services
Related party transaction
Expenses	2,880	$ 6,817
Indirect subsidiaries of CK Hutchison
Balances with related parties included in:
Accounts receivable-related parties	1,794		2,709
Amounts due to related parties	$ 290		$ 432
Maximum settlement period, interest free (in months)	1 month		1 month
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	$ 3,732	3,449
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	198	256
Indirect subsidiaries of CK Hutchison | Support services
Related party transaction
Expenses	465	455
Equity investees
Related party transaction
Purchases	1,222	1,197
Balances with related parties included in:
Accounts receivable-related parties			$ 73
Accounts payable	2,796		6,507
Amounts due from related parties	894		889
Other deferred income	1,245		$ 1,356
Equity investees | Research and development services
Related party transaction
Sales	252	5,076
Equity investees | Marketing services
Related party transaction
Expenses	$ 2,682	$ 6,561